Promissory Notes - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 04, 2017 CNY (¥)	Feb. 28, 2018	Feb. 28, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 04, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 04, 2019	Aug. 04, 2017 USD ($)
Debt Instrument [Line Items]
Recognized interest expense				¥ 80,319	$ 12,309	¥ 71,099	¥ 51,901
Promissory Note | Haitong
Debt Instrument [Line Items]
Debt instrument principle amount	¥ 168,180											$ 25,000
Annual interest rate								10.00%			8.00%
Debt instrument maturity term	2 years
Recognized interest expense				17,308		37,379	¥ 32,026
Promissory Note | Amendment of Convertible Notes | Huazhong
Debt Instrument [Line Items]
Annual interest rate		12.00%	12.00%
Debt instrument maturity term			22 months
Debt instrument extended maturity term			36 months
Warrant expiration period		2019-03
Promissory Note | Amended Notes Maturing On August 4, 2021 [Member] | Haitong
Debt Instrument [Line Items]
Debt instrument principle amount				¥ 87,023					$ 12,500
Debt instrument, maturity date				Aug. 04, 2021	Aug. 04, 2021
Promissory Note | Third Anniversary
Debt Instrument [Line Items]
Debt instrument principle amount						¥ 87,023				$ 12,500
Debt instrument, maturity date				Aug. 04, 2020	Aug. 04, 2020	Aug. 04, 2020
Promissory Note | Fourth Anniversary
Debt Instrument [Line Items]
Debt instrument principle amount						¥ 87,022				$ 12,500
Debt instrument, maturity date						Aug. 04, 2021